TRADE AND OTHER PAYABLES (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Current [Abstract]
Trade payables	$ 357,937	$ 1,677,757
Accruals	395,508	196,450
Employee benefits	714,826	25,141
Total trade and other current payables	$ 1,468,271	$ 1,899,348